As filed with the Securities and Exchange Commission on November 22, 2005
                                     Investment Company Act file number 811-4922



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                   CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)


                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

ITEM 1: SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
SEPTEMBER 30,2005
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current     Amortized            Standard
  Amount                                                                          Date     Coupon        Cost      Moody's  & Poor's
  ------                                                                          ----     ------        ----      -------  --------
Put Bonds (b) (1.01%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,500,000   Plaquemines, LA Port, Harbor and Terminal District Port Facilities
              RB (International Marine Terminal Project) - Series A (c)
              LOC KBC Bank                                                      03/15/06    2.60%    $ 1,500,000
    880,000   Pooled Puttable Floating Options Tax Exempt Receipts - Series PPT-33
              LOC Merrill Lynch & Company, Inc.                                 12/15/05    2.70         880,000                A1+
-----------                                                                                          -----------
  2,380,000   Total Put Bonds                                                                          2,380,000
-----------                                                                                          -----------

Tax Exempt Commercial Paper (4.66%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Infrastructure & Economic Development Bank, CA
              LOC BNP Paribas/Bank of New York/California State
              Teachers Retirement System                                        11/02/05    2.58%    $ 1,000,000      P-1       A1+
  2,000,000   Los Angeles County, MTA
              LOC Dexia/BNP Paribas                                             10/14/05    2.60       2,000,000      P-1       A1+
  3,000,000   Port of Oakland, CA - Series E
              LOC BNP Paribas/Lloyds Bank                                       10/04/05    2.60       3,000,000      P-1       A1+
  3,000,000   Regents of the University of California                           10/12/05    2.42       3,000,000      P-1       A1+
  2,000,000   Regents of the University of California                           10/04/05    2.42       2,000,000      P-1       A1+
-----------                                                                                          -----------
 11,000,000   Total Tax Exempt Commercial Paper                                                       11,000,000
-----------                                                                                          -----------

Tax Exempt General Obligation Notes & Bonds (14.67%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,830,000   Alabama Public Holdings Authority BAN - Series B, YTM 3.00% (c)
              Insured By FSA                                                    01/01/06    2.00%    $ 2,823,018
  2,000,000   City of Cincinnati, OH, YTM 2.65%(c)                              12/01/05    2.00       1,997,857
  1,000,000   Los Angeles, CA UFSD - Series E, YTM 2.74% (c)                    07/01/06    4.00       1,009,240
  3,850,000   Milpitas, CA UFSD TRAN, YTM 2.58%                                 07/06/06    4.00       3,890,577               SP1+
  2,300,000   Mountain View, Los Altos, CA Unified High School District,        07/06/06    4.00       2,323,029               SP1+
              YTM 2.65%TRAN
  5,000,000   Plaquemines, LA Port, Harbor and Terminal District Port Facilities
              RB (International Marine Terminal Project) - Series A (c)         09/01/06    3.00       5,000,000
  4,000,000   Rhode Island Housing & Mortgage Finance Corp.
              Homeownership Opportunity Notes - Series 42-B, YTM 3.10%          03/31/06    1.95       3,977,589     MIG-1
  3,500,000   Richardson Texas Independent School District                      04/01/06    2.75       3,500,000    VMIG-1      A1+
  3,000,000   San Diego County, CA & School District TRAN - Series A, YTM 2.58% 07/14/06    4.00       3,032,504     MIG-1     SP1+
  3,000,000   San Diego, CA Unified School District TRAN - Series A, YTM 2.65%  07/24/06    4.00       3,032,202     MIG-1     SP1+
  3,000,000   San Juan, CA Unified School District TRAN, YTM 1.95%              11/18/05    3.00       3,004,063               SP1+
  1,000,000   State of Texas TRAN, YTM 3.00%                                    08/31/06    4.50       1,013,323     MIG-1     SP1+
-----------                                                                                          -----------
 34,480,000   Total Tax Exempt General Obligation Notes & Bonds                                       34,603,402
-----------                                                                                          -----------

Variable Rate Demand Instruments (d) (83.53%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   California ABN AMRO MuniTOPs Certificates Trust
              (Sequioa Union Single Assets) - Series 2004-26
              Insured by MBIA Insurance Corp.                                   08/01/12    2.76%    $ 3,000,000    VMIG-1
  5,000,000   California ABN AMRO MuniTOPs Certificates Trust
              (Sequioa Union Single Assets) - Series 2003-2
              Insured by MBIA Insurance Corp.                                   01/01/10    2.76%    $ 5,000,000    VMIG-1
  5,400,000   California Association for Bay Area Government Nonprofit Corp.
              (Valley Christian Schools)
              LOC Bank of America                                               11/01/32    2.71       5,400,000    VMIG-1
  1,210,000   California HFFA RB (Adventist Hospital)
              LOC U.S. Bank, N.A.                                               08/01/21    2.76       1,210,000    VMIG-1      A1+
  3,540,000   California Infrastructure & EDRB
              (San Francisco Ballet Association Project)
              LOC Allied Irish Bank                                             07/01/32    2.71       3,540,000    VMIG-1
  3,000,000   California PCFA, CA RB
              LOC JPMorgan Chase Bank, N.A.                                     11/01/26    2.80       3,000,000                A1+
  6,000,000   California PCFA, CA RB
              LOC JPMorgan Chase Bank, N.A.                                     11/01/26    2.77       6,000,000                A1+
  5,000,000   California State GO Bonds Series B-3
              LOC BNP Paribas/Bank of New York/California State Teachers
              Retirement System                                                 05/01/33    2.76       5,000,000    VMIG-1      A1+
  3,000,000   California State Department of Water Resources
              Power Supply - Series B
              LOC BNP Paribas                                                   05/01/22    2.95       3,000,000    VMIG-1      A1+
  3,000,000   California State Department of Water Resources
              Power Supply RB - Series B-6
              LOC State Street Bank & Trust Company                             05/01/22    2.77       3,000,000    VMIG-1      A1+
  4,200,000   California State Department of Water Resources
              Power Supply RB - Series C-5
              LOC Dexia CLF                                                     05/01/22    2.66       4,200,000    VMIG-1      A1+
  6,900,000   California State Department of Water Resources
              Power Supply RB - Series C-15
              LOC Bank of Nova Scotia                                           05/01/22    2.63       6,900,000    VMIG-1      A1+
 16,500,000   California State Department of Water Resources RB
              Power Supply - Series C-4
              LOC JPMorgan Chase Bank, N.A./California State Teachers Retirement
              System                                                            05/01/22    2.66      16,500,000    VMIG-1      A1+
  4,585,000   California Statewide Communities Development Authority RB
              (Japanese American Museum) - Series A
              LOC Allied Irish Bank                                             08/01/30    2.70       4,585,000                A1
  1,000,000   California Statewide Communities Development Authority
              (House Ear Institute) - Series 1993 A
              LOC JPMorgan Chase Bank, N.A.                                     12/01/18    2.77       1,000,000                A1+
  1,100,000   California Statewide Communities Development Authority PCRB
              (Chevron USA)                                                     05/15/24    2.74       1,100,000      P-1       A1+
  1,900,000   California Water Refuse Finance Authority RB                      05/01/28    2.76       1,900,000                A1+
              Insured by FSA
  1,220,000   Carlsbad, CA MHRB (La Costa Apartments Project) - Series A
              Guaranteed by Federal Home Loan Mortgage Corporation              06/01/16    2.74       1,220,000    VMIG-1
  3,000,000   Clipper Tax-Exempt COPs - Series 2004
              Insured by MBIA Insurance Corp.                                   05/01/11    2.79       3,000,000    VMIG-1
  1,120,000   Colton, CA Redevelopment Agency 1985 Issue - Series A
              Guaranteed by Federal Home Loan Bank                              05/01/10    2.70%   $  1,120,000                A1+
  6,370,000   Connecticut State HEFA (Yale University) - Series T-1             07/01/29    2.80       6,370,000    VMIG-1      A1+
  1,100,000   Dublin, CA MHRB (Park Sierra at Iron Horse Trail) - Series A
              LOC KBC Bank                                                      06/01/28    2.75       1,100,000    VMIG-1
  3,000,000   Golden State Tobacco Securitization Corporation RB
              Insured by AMBAC Indemnity Corp.                                  06/01/28    2.78       3,000,000                A1
  7,000,000   Irvine, CA Improvement Bond Act-1915 - Series A
              LOC KBC Bank                                                      09/02/30    2.77       7,000,000    VMIG-1
  4,704,000   Irvine, CA Improvement Bond Act-1915
              Assestment District # 93-14
              LOC Bank of America                                               09/02/25    2.77       4,704,000    VMIG-1      A1+
  3,000,000   Irvine, CA Improvement Bond Act-1915
              Assestment District # 03-19 - Series A
              LOC Bank of New York/California State Teachers
              Retirement System                                                 09/02/29    2.77       3,000,000    VMIG-1
  1,100,000   Irvine Ranch, CA Water District #182 - Series A
              LOC Landesbank Hessen                                             11/15/13    2.77       1,100,000                A1+
  1,000,000   Irvine Ranch, CA Water District
              (Sewer Improvement District #284) - Series 1998A
              LOC Landesbank Hessen                                             11/15/13    2.77       1,000,000                A1+
  1,100,000   Irvine Ranch, CA Water District Construction Bonds
              LOC Bank of America                                               04/01/33    2.77       1,100,000    VMIG-1      A1+
    365,000   Los Angeles, CA IDRB
              (Cereal Food Processors, Inc. Project) - Series 1995
              LOC Commerce Bank                                                 12/01/05    2.80         365,000                A1
  5,000,000   Los Angeles, CA
              (Department of Water and Power System) - Subseries A-6            07/01/35    2.72       5,000,000    VMIG-1      A1+
  4,000,000   Los Angeles, CA
              (Department of Water and Power System) - Subseries B-5            07/01/34    2.71       4,000,000    VMIG-1      A1+
  3,300,000   Los Angeles, CA Housing Authority MHRB
              (Malibu Meadows Project - Series 1998B
              Collateralized by Federal National Mortgage Association           04/15/28    2.69       3,300,000                A1+
  1,000,000   Metropolitan Water District of Southern California
              Waterworks RB - Series B                                          07/01/35    2.77       1,000,000    VMIG-1      A1+
  1,200,000   New York City, NY HDC Residential RB
              (East 17th Street Properties) - Series A
              LOC Rabobank Nederland                                            01/01/23    2.83       1,200,000                A1
  1,200,000   Orange County, CA Apartments Development RB
              (Niguel Summit 1) - Series A
              Guaranteed by Federal Home Loan Mortgage Corporation              11/01/09    2.69       1,200,000    VMIG-1
  2,800,000   Orange County, CA Sanitation District COPs - Series 1-3, 5-7, & 11
              Insured by AMBAC Indemnity Corp.                                  08/01/13    2.72       2,800,000    VMIG-1      A1+
  4,800,000   Pittsburg, CA Development Agency Tax Allocation
              Insured by AMBAC Indemnity Corp.                                  09/01/35    2.74       4,800,000                A1+
  2,000,000   Port of Port Authur Navigation, TX (Jefferson County For Texaco)  10/01/24    2.84       2,000,000    VMIG-1      A1
  4,870,000   Puerto Rico Commonwealth Infrastructure Financing Authority       04/01/27    2.76       4,870,000                A1+
  2,000,000   Puerto Rico Commonwealth ROC II - Series 185
              Insured by FGIC                                                   07/01/16    2.76       2,000,000    VMIG-1
  3,000,000   Rancho, CA Water District Finance Authority - Series B
              Insured by FGIC                                                   08/01/31    2.69%   $  3,000,000    VMIG-1
  8,400,000   Riverside County, CA Public Facility COPs - Series B
              LOC State Street Bank & Trust Company                             12/01/15    2.75       8,400,000    VMIG-1      A1+
  3,595,000   Sacramento County, CA MHRB (Smoketree Apartments) - Series 1990A
              Collateralized by Federal National Mortgage Association           04/15/10    2.72       3,595,000                A1+
  2,700,000   San Bernardino County, CA COPs
              (County Center Refinancing Project) - Series 1996
              LOC BNP Paribas                                                   07/01/15    2.69       2,700,000    VMIG-1      A1+
  3,000,000   San Diego, CA COPs (San Diego Museum of Art)
              LOC Allied Irish Bank                                             09/01/30    2.82       3,000,000    VMIG-1
  2,000,000   San Francisco Bay Area, CA Toll Bridge Authority RB
              Insured by AMBAC Indemnity Corp.                                  04/01/39    2.67       2,000,000    VMIG-1      A1+
  5,300,000   San Francisco, CA (Filmore Center A-1)
              Guaranteed by Federal Home Loan Mortgage Corporation              12/01/17    2.75       5,300,000                A1+
  3,000,000   Santa Clara County, CA RB - Series A
              Insured By AMBAC Indemnity Corp.                                  06/01/26    2.63       3,000,000    VMIG-1      A1+
  1,675,000   Santa Clara County, CA MHRB
              (Grove Garden Apartments) - Series 1997A
              Collateralized by Federal National Mortgage                       02/15/27    2.69       1,675,000                A1+
  1,000,000   Simi Valley, CA MHRB (Lincoln Wood Ranch)
              Guaranteed by Federal Home Loan Mortgage Corporation              06/01/10    2.69       1,000,000                A1+
  2,000,000   Southern California Public Power Authority
              (Southern Transmission Project) - Series 2000A
              Insured by FSA                                                    07/01/23    2.72       2,000,000    VMIG-1      A1+
  6,215,000   State of California GO (Kindergarten University) - Series B-1
              LOC CitiBank/State Street Bank/National Australia Bank            05/01/34    2.80       6,215,000    VMIG-1      A1+
  3,000,000   State of California Municipal Trust Receipts - Series SGB 7
              Insured by FGIC                                                   09/01/21    2.77       3,000,000                A1+
  5,365,000   Sunshine State Governmental Financing Commision,
              FL RB - Series 1886
              Insured By AMBAC Indemnity Corp.                                  07/01/16    2.79       5,365,000    VMIG-1
  1,500,000   Tahoe Forest Hospital District, CA
              LOC US Bank, N.A.                                                 07/01/33    2.74       1,500,000    VMIG-1
  2,955,000   Turlock Irrigation District, CA (ROCS II R2003)
              Insured by MBIA Insurance Corporation                             01/01/20    2.77       2,955,000                A1+
  1,800,000   Vallejo, CA Housing Authority MHRB - Series C
              LOC Bank of America                                               01/01/08    2.72       1,800,000    VMIG-1
-----------                                                                                         ------------
197,089,000   Total Variable Rate Demand Instruments                                                 197,089,000
-----------                                                                                         ------------

Variable Rate Demand Instruments - Private Placements (d) (1.13%)
------------------------------------------------------------------------------------------------------------------------------------
  1,840,000   Redevelopment Agency of the City of Morgan Hill
              (Kent Trust Project) - Series 1984B
              LOC Comerica Bank                                                 12/01/14    3.38%   $  1,840,000      P-1       A1
    820,000   Redevelopment Agency of the City of Morgan Hill
              (Nob Hill Venture Investments) - Series 1984
              LOC Wells Fargo Bank, N.A.                                        12/01/09    3.38         820,000      P-1       A1+
-----------                                                                                         ------------
  2,660,000   Total Variable Rate Demand Instruments - Private Placements                              2,660,000
-----------                                                                                         ------------

                        Total Investments (105.00%)                                                  247,732,402
                        Net cash (-5.00%)                                                            (11,798,557)
                                                                                                    ------------
                        Net Assets (100.00%)                                                        $235,933,845
                                                                                                    ============
                         Shares Outstanding:
                             Class A Shares                                                          181,462,621
                                                                                                    ============
                             Class B Shares                                                           18,066,141
                                                                                                    ============
                             Advantage Tax-Exempt Liquidity Fund                                      36,643,651
                                                                                                    ============
                         NAV:
                             Class A                                                                $       1.00
                                                                                                    ============
                             Class B                                                                $       1.00
                                                                                                    ============
                             Advantage Tax-Exempt Liquidity Fund                                    $       1.00
                                                                                                    ============

FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited. In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated for the put bonds is the next put date.

(c) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
   BAN    =   Bond Anticipation Note                       MHRB    =   Multi-Family Housing Revenue Bond
   COPs   =   Certificates of Participation                MTA     =   Metropolitan Transit Authority
   EDRB   =   Economic Development Revenue Bond            RAN     =   Revenue Anticipation Note
   FGIC   =   Financial Guaranty Insurance Company         RB      =   Revenue Bond
   FSA    =   Financial Security Assurance                 ROC     =   Reset Option Certificate
   GO     =   General Obligation                           PCFA    =   Pollution Control Finance Authority
   HDC    =   Housing Development Corporation              PCRB    =   Pollution Revenue Bond
   HEFA   =   Health and Education Facilities Authority    TOPs    =   Tender Option Puts
   HFFA   =   Health Facility Finance Authority            TRAN    =   Tax and Revenue Anticipation Note
   IDRB   =   Industrial Development Revenue Bond          UFSD   =   Unified School District
   LOC    =   Letter of Credit                             YTM     =   Yield to Maturity

ITEM 2: CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.


ITEM 3: EXHIBITS

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) California Daily Tax Free Income Fund, Inc.


By (Signature and Title)*           /s/ Rosanne Holtzer
                                    -------------------
                                    Rosanne Holtzer, Secretary


Date: November 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Steven W. Duff
                                    ------------------
                                    Steven W. Duff, President


Date:  November 22, 2005


By (Signature and Title)*           /s/ Anthony Pace
                                    ----------------
                                    Anthony Pace, Treasurer


Date:  November 22, 2005

* Print the name and title of each signing officer under his or her signature.